Fair Value Measurement - Additional Information (Details)			1 Months Ended				3 Months Ended		12 Months Ended		36 Months Ended
	Mar. 31, 2021 USD ($) shares	Dec. 01, 2020 USD ($) shares	Sep. 30, 2020 USD ($) Tranche $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	May 31, 2020 USD ($) Tranche $ / shares shares	Jan. 31, 2015 $ / shares shares	Mar. 31, 2021 Security shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Security $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2013 $ / shares shares	Nov. 25, 2020 $ / shares
Class of Stock [Line Items]
Number of marketable securities | Security							0		12
Number of positions continuous unrealized loss for more than twelve months | Security									0
Aggregate fair value of marketable securities in unrealized loss position | $									$ 419,200,000	$ 0
Allowance for credit losses | $									$ 0	$ 0
Preferred stock, shares issued	0						0		0	0
Series F Convertible Preferred Stock
Class of Stock [Line Items]
Warrants exercise price per share | $ / shares			$ 26.4218	$ 26.4218	$ 26.4218							$ 26.42
Proceeds from issuance of convertible preferred stock | $			$ 200,000,000	$ 188,000,000	$ 200,000,000
Preferred stock, shares issued			7,569,508	7,115,335	7,569,508
Number of funded tranches | Tranche			2		2
Adjusted exchange ratio of warrants | $ / shares												$ 23.50
TPC1 Warrants | Series A Convertible Preferred Stock
Class of Stock [Line Items]
Warrants issued to purchase of convertible preferred stock											124,586
Convertible preferred stock price per share | $ / shares											$ 2.20131
Warrants set to expire from effective date											7 years
TPC1 Warrants | Series C Convertible Preferred Stock
Class of Stock [Line Items]
Warrants issued to purchase of convertible preferred stock						129,718
Convertible preferred stock price per share | $ / shares						$ 10.40717
Warrants expiration period							expire at the later of 2022 or five years after an initial public offering or acquisition.
TPC1 Warrants | Class A Common Stock
Class of Stock [Line Items]
Warrants to purchase shares of common stock									501,047
Warrants exercise price per share | $ / shares									$ 0.5473
Triple Point Capital Two Warrants | Series C Convertible Preferred Stock
Class of Stock [Line Items]
Warrants issued to purchase of convertible preferred stock						129,718
Convertible preferred stock price per share | $ / shares						$ 10.40717
Warrants expiration period									expire at the later of 2022 or five years after an initial public offering or acquisition.
Triple Point Capital Two Warrants | Class A Common Stock
Class of Stock [Line Items]
Warrants to purchase shares of common stock									998,460
Warrants exercise price per share | $ / shares									$ 2.5877
Fair value of warrant | $								$ 0
Triple Point Capital Two Warrants | Class A Common Stock | Scenario Previously Reported [Member]
Class of Stock [Line Items]
Warrants to purchase shares of common stock									521,693
TPC1 And TPC 2 Warrants | Class A Common Stock
Class of Stock [Line Items]
Warrants to purchase shares of common stock									998,460
Fair value of warrant | $									$ 22,600,000
Tranche One | Series F Convertible Preferred Stock
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $		$ 100,000,000
Preferred stock, shares issued		3,784,754
Tranche Two | Series F Convertible Preferred Stock | Forecast
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $	$ 100,000,000
Preferred stock, shares issued	3,784,754						3,784,754
Tranche Three | Series F Convertible Preferred Stock
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $				$ 94,000,000.0
Tranche Four | Series F Convertible Preferred Stock
Class of Stock [Line Items]
Proceeds from issuance of convertible preferred stock | $				$ 94,000,000.0